Quarterly Holdings Report
for
Strategic Advisers® Short Duration Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
February 29, 2024
ASD-NPRT3-0424
1.934462.112
Nonconvertible Bonds - 20.4%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.2%
AT&T, Inc. 4.1% 2/15/28	340,000	327,863
KT Corp. 4% 8/8/25 (b)	1,525,000	1,494,506
NBN Co. Ltd. 1.45% 5/5/26 (b)	1,765,000	1,626,909
NTT Finance Corp.:
0.583% 3/1/24 (b)	2,184,000	2,184,000
4.239% 7/25/25 (b)	235,000	231,594
SBA Tower Trust 3.869% 10/8/49 (b)	790,000	780,867
Verizon Communications, Inc.:
1.45% 3/20/26	1,155,000	1,070,926
2.625% 8/15/26	1,615,000	1,522,623
		9,239,288
Entertainment - 0.0%
Take-Two Interactive Software, Inc.:
3.3% 3/28/24	37,000	36,935
3.55% 4/14/25	340,000	333,029
5% 3/28/26	950,000	944,814
		1,314,778
Media - 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.908% 7/23/25	4,485,000	4,422,941
6.15% 11/10/26	435,000	438,802
COX Communications, Inc.:
3.15% 8/15/24 (b)	2,021,000	1,994,566
3.5% 8/15/27 (b)	350,000	330,201
3.85% 2/1/25 (b)	240,000	235,898
Warnermedia Holdings, Inc.:
3.755% 3/15/27	3,060,000	2,895,491
6.412% 3/15/26	450,000	449,882
		10,767,781
Wireless Telecommunication Services - 0.2%
Rogers Communications, Inc.:
2.95% 3/15/25	1,305,000	1,270,238
3.2% 3/15/27	1,365,000	1,285,249
5% 2/15/29	1,025,000	1,015,873
Sprint Corp. 7.625% 2/15/25	3,000,000	3,036,676
T-Mobile U.S.A., Inc.:
2.625% 4/15/26	255,000	241,319
3.5% 4/15/25	1,150,000	1,124,236
		7,973,591
TOTAL COMMUNICATION SERVICES		29,295,438
CONSUMER DISCRETIONARY - 2.1%
Automobile Components - 0.0%
Aptiv PLC / Aptiv Corp. 2.396% 2/18/25	815,000	789,910
Automobiles - 1.5%
American Honda Finance Corp. 4.95% 1/9/26	2,308,000	2,300,014
BMW U.S. Capital LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.530% 5.8732% 4/1/24 (b)(c)(d)	5,925,000	5,926,991
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.840% 6.1832% 4/1/25 (b)(c)(d)	7,500,000	7,538,288
Daimler Finance North America LLC:
0.75% 3/1/24 (b)	2,000,000	2,000,000
4.8% 3/30/26 (b)	670,000	665,258
4.8% 1/11/27 (b)	2,040,000	2,029,885
4.9% 1/9/26 (b)	5,000,000	4,981,829
4.95% 3/30/25 (b)	5,000,000	4,986,158
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 5.949% 10/15/24 (c)(d)	4,200,000	4,203,093
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 6.1126% 3/8/24 (c)(d)	4,061,000	4,061,246
2.9% 2/26/25	2,035,000	1,979,492
5.4% 4/6/26	495,000	495,224
5.4% 5/8/27	420,000	420,189
Hyundai Capital America:
0.875% 6/14/24 (b)	1,035,000	1,020,492
1% 9/17/24 (b)	445,000	433,467
5.25% 1/8/27 (b)	350,000	348,750
5.5% 3/30/26 (b)	435,000	435,340
5.6% 3/30/28 (b)	580,000	585,349
5.8% 6/26/25 (b)	3,000,000	3,011,264
6.25% 11/3/25 (b)	440,000	445,037
Hyundai Capital Services, Inc. 2.125% 4/24/25 (b)	380,000	365,061
Volkswagen Group of America Finance LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.950% 6.3031% 6/7/24 (b)(c)(d)	8,000,000	8,015,072
3.95% 6/6/25 (b)	760,000	744,290
5.7% 9/12/26 (b)	565,000	570,241
5.8% 9/12/25 (b)	3,660,000	3,675,571
6% 11/16/26 (b)	650,000	662,291
		61,899,892
Broadline Retail - 0.0%
Nordstrom, Inc. 2.3% 4/8/24	150,000	149,297
Distributors - 0.0%
Genuine Parts Co. 1.75% 2/1/25	410,000	395,773
Diversified Consumer Services - 0.1%
ERAC U.S.A. Finance LLC:
4.6% 5/1/28 (b)	1,205,000	1,184,284
5% 2/15/29 (b)	505,000	501,829
		1,686,113
Hotels, Restaurants & Leisure - 0.1%
Marriott International, Inc.:
3.6% 4/15/24	1,750,000	1,745,067
3.75% 3/15/25	180,000	176,616
4.9% 4/15/29	200,000	197,580
5.45% 9/15/26	325,000	326,444
5.75% 5/1/25	190,000	190,686
Starbucks Corp. 4.75% 2/15/26	765,000	759,927
		3,396,320
Household Durables - 0.0%
Mohawk Industries, Inc. 5.85% 9/18/28	520,000	531,240
Leisure Products - 0.1%
Brunswick Corp. 0.85% 8/18/24	1,190,000	1,161,915
Hasbro, Inc. 3% 11/19/24	1,915,000	1,878,734
Mattel, Inc.:
3.375% 4/1/26 (b)	750,000	711,778
5.875% 12/15/27 (b)	1,075,000	1,075,683
		4,828,110
Specialty Retail - 0.2%
Advance Auto Parts, Inc. 5.9% 3/9/26	800,000	798,357
AutoZone, Inc.:
3.625% 4/15/25	485,000	476,101
6.25% 11/1/28	630,000	655,138
Lowe's Companies, Inc.:
3.35% 4/1/27	345,000	328,839
4.4% 9/8/25	1,200,000	1,185,244
4.8% 4/1/26	635,000	631,120
O'Reilly Automotive, Inc. 5.75% 11/20/26	655,000	664,266
Ross Stores, Inc.:
0.875% 4/15/26	1,010,000	923,707
4.6% 4/15/25	2,175,000	2,153,903
		7,816,675
Textiles, Apparel & Luxury Goods - 0.1%
Tapestry, Inc.:
7% 11/27/26	165,000	169,464
7.05% 11/27/25	135,000	137,520
VF Corp.:
2.4% 4/23/25	1,986,000	1,903,660
2.8% 4/23/27	775,000	703,650
		2,914,294
TOTAL CONSUMER DISCRETIONARY		84,407,624
CONSUMER STAPLES - 0.9%
Beverages - 0.1%
Coca-Cola European Partners PLC:
0.8% 5/3/24 (b)	2,010,000	1,992,670
1.5% 1/15/27 (b)	200,000	180,719
PepsiCo, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.400% 5.7136% 11/12/24 (c)(d)	2,469,000	2,471,407
		4,644,796
Consumer Staples Distribution & Retail - 0.1%
Dollar General Corp.:
4.25% 9/20/24	3,665,000	3,634,003
5.2% 7/5/28	584,000	583,468
Mars, Inc. 4.55% 4/20/28 (b)	1,260,000	1,242,544
Mondelez International Holdings Netherlands BV 4.25% 9/15/25 (b)	745,000	733,424
		6,193,439
Food Products - 0.1%
JDE Peet's BV 0.8% 9/24/24 (b)	515,000	499,829
Mondelez International, Inc. 2.625% 3/17/27	815,000	760,280
Viterra Finance BV 4.9% 4/21/27 (b)	980,000	959,324
		2,219,433
Personal Care Products - 0.0%
Kenvue, Inc. 5.35% 3/22/26	410,000	412,663
Tobacco - 0.6%
BAT Capital Corp. 3.222% 8/15/24	5,000,000	4,940,997
BAT International Finance PLC:
1.668% 3/25/26	885,000	819,930
4.448% 3/16/28	1,985,000	1,914,308
Imperial Tobacco Finance PLC:
3.125% 7/26/24 (b)	2,265,000	2,240,720
4.25% 7/21/25 (b)	1,230,000	1,205,474
Philip Morris International, Inc.:
2.875% 5/1/24	5,000,000	4,976,771
4.75% 2/12/27	1,375,000	1,357,923
4.875% 2/13/26	800,000	796,132
5% 11/17/25	500,000	498,254
5.125% 11/15/24	5,000,000	4,987,184
		23,737,693
TOTAL CONSUMER STAPLES		37,208,024
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Aker BP ASA 2% 7/15/26 (b)	587,000	540,654
Canadian Natural Resources Ltd.:
2.05% 7/15/25	1,430,000	1,364,590
3.8% 4/15/24	735,000	732,944
Cheniere Corpus Christi Holdings LLC 5.875% 3/31/25	1,470,000	1,469,964
Columbia Pipelines Holding Co. LLC 6.055% 8/15/26 (b)	150,000	151,801
DCP Midstream Operating LP 5.375% 7/15/25	1,705,000	1,701,200
Enbridge, Inc.:
2.5% 1/15/25	1,115,000	1,086,701
2.5% 2/14/25	615,000	597,754
5.9% 11/15/26	400,000	407,477
6% 11/15/28	325,000	336,574
Energy Transfer LP:
2.9% 5/15/25	255,000	246,909
4.25% 4/1/24	70,000	69,922
6.05% 12/1/26	1,485,000	1,511,289
Gray Oak Pipeline LLC 2.6% 10/15/25 (b)	385,000	366,272
ONEOK, Inc. 5.55% 11/1/26	695,000	700,170
Ovintiv, Inc. 5.65% 5/15/25	760,000	760,150
Pioneer Natural Resources Co. 5.1% 3/29/26	842,000	841,084
Sabine Pass Liquefaction LLC:
5.625% 3/1/25	1,150,000	1,148,409
5.75% 5/15/24	239,000	238,858
The Williams Companies, Inc.:
4.3% 3/4/24	305,000	305,000
5.4% 3/2/26	1,640,000	1,643,813
TransCanada PipeLines Ltd. 6.203% 3/9/26	1,495,000	1,495,021
		17,716,556
FINANCIALS - 11.8%
Banks - 7.3%
ABN AMRO Bank NV 6.339% 9/18/27 (b)(c)	600,000	610,188
Banco del Estado de Chile 2.704% 1/9/25 (b)	665,000	648,116
Banco Santander Mexico SA 5.375% 4/17/25 (Reg. S)	1,300,000	1,294,800
Banco Santander SA:
U.S. TREASURY 1 YEAR INDEX + 0.450% 5.742% 6/30/24 (c)(d)	200,000	200,033
3.496% 3/24/25	1,400,000	1,371,455
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.410% 5.7599% 6/14/24 (c)(d)	1,210,000	1,209,698
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 6.0159% 4/22/25 (c)(d)	10,000,000	10,005,630
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.290% 5.08% 1/20/27 (c)(d)	645,000	640,918
0.976% 4/22/25 (c)	1,050,000	1,042,309
0.981% 9/25/25 (c)	4,300,000	4,186,435
1.319% 6/19/26 (c)	4,500,000	4,259,300
1.734% 7/22/27 (c)	765,000	701,491
2.015% 2/13/26 (c)	4,400,000	4,250,860
3.384% 4/2/26 (c)	5,445,000	5,314,794
3.841% 4/25/25 (c)	815,000	812,510
Bank of Montreal:
3.7% 6/7/25	1,490,000	1,459,908
5.3% 6/5/26	745,000	746,903
5.92% 9/25/25	5,000,000	5,051,716
Bank of Nova Scotia:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.440% 5.774% 4/15/24 (c)(d)	10,000,000	10,000,700
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 5.7004% 7/31/24 (c)(d)	5,000,000	5,004,157
Banque Federative du Credit Mutuel SA:
0.998% 2/4/25 (b)	1,145,000	1,099,756
4.935% 1/26/26 (b)	650,000	645,299
Barclays PLC:
2.852% 5/7/26 (c)	5,300,000	5,123,871
7.325% 11/2/26 (c)	645,000	661,038
BPCE SA:
1.652% 10/6/26 (b)(c)	4,500,000	4,206,813
4.5% 3/15/25	1,415,000	1,389,301
CaixaBank SA:
6.208% 1/18/29 (b)(c)	970,000	983,522
6.684% 9/13/27 (b)(c)	1,030,000	1,049,930
Canadian Imperial Bank of Commerce:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.940% 6.2719% 4/7/25 (c)(d)	5,000,000	5,028,898
3.945% 8/4/25	1,935,000	1,897,052
Citibank NA 5.864% 9/29/25	5,000,000	5,058,744
Citigroup, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 6.018% 1/25/26 (c)(d)	10,000,000	10,006,659
0.981% 5/1/25 (c)	6,880,000	6,819,862
4.14% 5/24/25 (c)	1,070,000	1,065,074
4.4% 6/10/25	355,000	349,722
5.174% 2/13/30 (c)	710,000	702,748
Danske Bank A/S:
3.773% 3/28/25 (b)(c)	2,540,000	2,535,099
5.427% 3/1/28 (b)(c)	730,000	731,073
6.259% 9/22/26 (b)(c)	5,450,000	5,506,187
6.466% 1/9/26 (b)(c)	3,260,000	3,272,864
Discover Bank 2.45% 9/12/24	975,000	958,235
DNB Bank ASA U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.830% 6.1756% 3/28/25 (b)(c)(d)	10,000,000	10,002,475
Federation des caisses Desjardin U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.430% 5.7388% 5/21/24 (b)(c)(d)	5,316,000	5,318,377
Fifth Third Bancorp 6.339% 7/27/29 (c)	350,000	359,156
Fifth Third Bank, Cincinnati 5.852% 10/27/25 (c)	2,280,000	2,276,932
HDFC Bank Ltd. 5.686% 3/2/26 (Reg. S)	1,600,000	1,605,920
HSBC Holdings PLC:
1.645% 4/18/26 (c)	850,000	811,250
2.099% 6/4/26 (c)	5,500,000	5,261,868
2.999% 3/10/26 (c)	5,100,000	4,957,059
3.803% 3/11/25 (c)	425,000	424,786
Huntington National Bank:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.190% 6.4997% 5/16/25 (c)(d)	8,000,000	7,994,800
5.699% 11/18/25 (c)	445,000	441,302
ING Groep NV 6.083% 9/11/27 (c)	595,000	602,865
JPMorgan Chase & Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.530% 5.8928% 6/1/25 (c)(d)	10,000,000	9,999,773
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.880% 6.2109% 4/22/27 (c)(d)	747,000	749,497
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.320% 6.6436% 4/26/26 (c)(d)	5,000,000	5,052,167
0.824% 6/1/25 (c)	965,000	952,283
0.969% 6/23/25 (c)	3,000,000	2,953,740
2.083% 4/22/26 (c)	1,870,000	1,799,158
4.08% 4/26/26 (c)	1,710,000	1,682,343
5.04% 1/23/28 (c)	710,000	706,226
5.546% 12/15/25 (c)	5,000,000	4,999,802
KeyBank NA U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.320% 5.6702% 6/14/24 (c)(d)	10,000,000	9,959,312
Lloyds Banking Group PLC:
4.5% 11/4/24	480,000	474,496
5.462% 1/5/28 (c)	800,000	796,576
Mitsubishi UFJ Financial Group, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.380% 6.7373% 9/12/25 (c)(d)	5,000,000	5,026,187
0.953% 7/19/25 (c)	1,340,000	1,315,398
4.788% 7/18/25 (c)	10,000,000	9,957,519
5.063% 9/12/25 (c)	3,150,000	3,136,736
Mizuho Financial Group, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.960% 6.267% 5/22/26 (c)(d)	5,000,000	5,016,116
2.555% 9/13/25 (c)	3,000,000	2,949,124
Morgan Stanley Bank, West Valley City Utah 4.754% 4/21/26	775,000	770,082
NatWest Markets PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.530% 5.8436% 8/12/24 (b)(c)(d)	5,905,000	5,907,619
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.450% 6.7976% 3/22/25 (b)(c)(d)	4,248,000	4,289,333
0.8% 8/12/24 (b)	370,000	362,036
3.479% 3/22/25 (b)	355,000	347,494
PNC Financial Services Group, Inc.:
4.758% 1/26/27 (c)	920,000	908,933
5.3% 1/21/28 (c)	285,000	284,645
5.671% 10/28/25 (c)	1,265,000	1,263,570
5.812% 6/12/26 (c)	345,000	345,501
QNB Finance Ltd.:
2.625% 5/12/25 (Reg. S)	500,000	480,930
3.5% 3/28/24 (Reg. S)	1,000,000	997,500
Rabobank Nederland New York Branch 3.875% 8/22/24	5,000,000	4,959,489
Royal Bank of Canada 4.875% 1/19/27	1,510,000	1,503,052
Santander Holdings U.S.A., Inc. 2.49% 1/6/28 (c)	760,000	687,275
Societe Generale:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.050% 6.3759% 1/21/26 (b)(c)(d)	10,000,000	10,009,600
2.625% 10/16/24 (b)	365,000	357,861
5.519% 1/19/28 (b)(c)	1,695,000	1,676,196
Standard Chartered PLC:
1.214% 3/23/25 (b)(c)	200,000	198,646
1.822% 11/23/25 (b)(c)	475,000	460,116
4.3% 2/19/27 (b)	327,000	313,831
State Bank of India 1.8% 7/13/26 (Reg. S)	1,850,000	1,704,091
Svenska Handelsbanken AB 0.55% 6/11/24 (b)	720,000	709,977
The Toronto-Dominion Bank:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 6.2626% 3/8/24 (c)(d)	5,948,000	5,948,476
5.532% 7/17/26	1,625,000	1,639,165
Truist Financial Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.400% 5.7522% 6/9/25 (c)(d)	10,710,000	10,680,996
U.S. Bancorp:
4.548% 7/22/28 (c)	1,770,000	1,728,098
5.727% 10/21/26 (c)	415,000	416,834
Wells Fargo & Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.320% 6.644% 4/25/26 (c)(d)	6,000,000	6,051,725
2.188% 4/30/26 (c)	840,000	806,007
3.908% 4/25/26 (c)	1,210,000	1,186,431
4.54% 8/15/26 (c)	1,055,000	1,040,423
Wells Fargo Bank NA 5.55% 8/1/25	3,000,000	3,012,274
		296,535,117
Capital Markets - 1.8%
Athene Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.700% 6.0106% 5/24/24 (b)(c)(d)	8,000,000	8,005,911
1.716% 1/7/25 (b)	1,905,000	1,842,435
2.514% 3/8/24 (b)	2,290,000	2,289,016
5.684% 2/23/26 (b)	5,995,000	5,992,122
Bank of New York Mellon Corp. 4.947% 4/26/27 (c)	920,000	915,000
Bank of New York, New York 5.148% 5/22/26 (c)	660,000	658,447
Charles Schwab Corp.:
2.45% 3/3/27	2,259,000	2,093,940
3.2% 3/2/27	375,000	355,901
Credit Suisse AG U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.260% 6.5688% 2/21/25 (c)(d)	5,000,000	5,015,806
Deutsche Bank AG New York Branch 3.961% 11/26/25 (c)	3,000,000	2,951,345
Goldman Sachs Group, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.480% 5.8119% 10/21/24 (c)(d)	555,000	555,266
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.500% 5.8569% 9/10/24 (c)(d)	725,000	725,312
3.5% 4/1/25	1,005,000	984,224
4.482% 8/23/28 (c)	735,000	716,642
5.7% 11/1/24	5,000,000	5,002,782
5.798% 8/10/26 (c)	700,000	703,860
LPL Holdings, Inc. 6.75% 11/17/28	325,000	339,239
Morgan Stanley:
1.164% 10/21/25 (c)	1,035,000	1,004,334
2.188% 4/28/26 (c)	4,600,000	4,426,842
2.63% 2/18/26 (c)	1,070,000	1,038,947
2.72% 7/22/25 (c)	4,200,000	4,149,022
3.62% 4/17/25 (c)	1,280,000	1,276,159
4.679% 7/17/26 (c)	4,700,000	4,649,583
NASDAQ, Inc. 5.65% 6/28/25	651,000	653,159
Northern Trust Corp. 3.95% 10/30/25	545,000	534,348
S&P Global, Inc. 2.45% 3/1/27	2,215,000	2,064,940
State Street Corp.:
4.857% 1/26/26 (c)	405,000	402,588
5.104% 5/18/26 (c)	635,000	632,560
5.272% 8/3/26	1,155,000	1,159,212
UBS Group AG:
1.494% 8/10/27 (b)(c)	375,000	339,736
2.193% 6/5/26 (b)(c)	4,300,000	4,114,339
4.488% 5/12/26 (b)(c)	4,470,000	4,397,236
6.327% 12/22/27 (b)(c)	2,080,000	2,121,840
		72,112,093
Consumer Finance - 1.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	551,000	536,103
6.1% 1/15/27	925,000	936,558
6.45% 4/15/27 (b)	1,401,000	1,434,008
Ally Financial, Inc. 3.875% 5/21/24	1,410,000	1,403,654
American Express Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.720% 6.0387% 5/3/24 (c)(d)	5,517,000	5,521,906
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.930% 6.2876% 3/4/25 (c)(d)	8,000,000	8,045,136
5.098% 2/16/28 (c)	380,000	378,567
6.338% 10/30/26 (c)	2,654,000	2,694,384
Capital One Financial Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.350% 6.6652% 5/9/25 (c)(d)	8,000,000	8,009,758
2.636% 3/3/26 (c)	1,150,000	1,115,267
4.25% 4/30/25	200,000	197,298
4.985% 7/24/26 (c)	885,000	876,918
5.7% 2/1/30 (c)	450,000	451,012
6.312% 6/8/29 (c)	415,000	424,808
7.149% 10/29/27 (c)	410,000	424,987
Ford Motor Credit Co. LLC:
5.125% 6/16/25	1,405,000	1,390,770
5.8% 3/5/27	835,000	833,383
LeasePlan Corp. NV 2.875% 10/24/24 (b)	1,680,000	1,648,336
PACCAR Financial Corp. 4.6% 1/31/29	1,835,000	1,815,516
Synchrony Financial 4.25% 8/15/24	1,960,000	1,941,996
Toyota Motor Credit Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 5.9676% 3/22/24 (c)(d)	5,000,000	5,001,050
3.05% 3/22/27	640,000	607,161
		45,688,576
Financial Services - 0.5%
AIG Global Funding 5.2% 1/12/29 (b)	325,000	321,406
Brixmor Operating Partnership LP 3.65% 6/15/24	965,000	957,403
Corebridge Financial, Inc. 3.5% 4/4/25	5,900,000	5,762,397
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. 4.241% 7/15/48 (b)	290,000	276,064
Fidelity National Information Services, Inc.:
0.6% 3/1/24	555,000	555,000
4.5% 7/15/25	600,000	594,177
Fiserv, Inc.:
2.75% 7/1/24	395,000	391,063
5.15% 3/15/27	1,805,000	1,805,658
Korea Housing Finance Corp. 4.625% 2/24/28 (b)	1,600,000	1,584,849
LSEGA Financing PLC 0.65% 4/6/24 (b)	1,810,000	1,801,151
PayPal Holdings, Inc. 2.65% 10/1/26	1,295,000	1,220,464
Penske Truck Leasing Co. LP:
2.7% 11/1/24 (b)	420,000	411,444
3.45% 7/1/24 (b)	390,000	386,933
3.95% 3/10/25 (b)	660,000	647,484
5.35% 1/12/27 (b)	335,000	334,064
5.75% 5/24/26 (b)	1,765,000	1,774,161
The Western Union Co. 2.85% 1/10/25	2,365,000	2,307,303
		21,131,021
Insurance - 1.1%
Brighthouse Financial Global Funding:
1% 4/12/24 (b)	1,105,000	1,098,911
1.55% 5/24/26 (b)	250,000	227,974
CNO Global Funding:
1.65% 1/6/25 (b)	1,300,000	1,251,990
1.75% 10/7/26 (b)	1,360,000	1,226,903
Equitable Financial Life Global Funding:
1% 1/9/26 (b)	355,000	326,255
1.1% 11/12/24 (b)	4,378,000	4,235,726
1.4% 7/7/25 (b)	116,000	109,623
1.7% 11/12/26 (b)	460,000	415,853
First American Financial Corp. 4.6% 11/15/24	355,000	351,590
Health Care Service Corp. 1.5% 6/1/25 (b)	1,800,000	1,714,550
Jackson National Life Global Funding 1.75% 1/12/25 (b)	1,145,000	1,105,922
Marsh & McLennan Companies, Inc. 3.75% 3/14/26	170,000	165,761
Northwestern Mutual Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.330% 5.6771% 3/25/24 (b)(c)(d)	4,063,000	4,063,081
4.35% 9/15/27 (b)	845,000	823,647
Pacific Life Global Funding II U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 5.7103% 4/12/24 (b)(c)(d)	10,000,000	9,999,000
Principal Life Global Funding II:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 5.7794% 4/12/24 (b)(c)(d)	1,763,000	1,763,782
0.75% 4/12/24 (b)	930,000	925,091
5% 1/16/27 (b)	450,000	450,927
Protective Life Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.980% 6.3256% 3/28/25 (b)(c)(d)	7,500,000	7,545,134
3.218% 3/28/25 (b)	715,000	699,885
Willis Group North America, Inc. 3.6% 5/15/24	5,000,000	4,977,617
		43,479,222
TOTAL FINANCIALS		478,946,029
HEALTH CARE - 1.5%
Biotechnology - 0.4%
AbbVie, Inc.:
2.6% 11/21/24	3,500,000	3,427,555
2.95% 11/21/26	2,215,000	2,100,178
4.8% 3/15/27	2,215,000	2,208,719
Amgen, Inc.:
3.625% 5/22/24	3,000,000	2,986,100
5.25% 3/2/25	3,000,000	2,992,560
Csl Uk Holdings Ltd. 3.85% 4/27/27 (b)	395,000	380,393
		14,095,505
Health Care Equipment & Supplies - 0.1%
Becton, Dickinson & Co.:
3.734% 12/15/24	1,055,000	1,040,234
4.693% 2/13/28	1,325,000	1,305,476
Solventum Corp. 5.45% 2/25/27 (b)	1,365,000	1,367,574
		3,713,284
Health Care Providers & Services - 0.8%
Cardinal Health, Inc.:
3.079% 6/15/24	695,000	689,327
3.5% 11/15/24	1,180,000	1,162,131
Cigna Group 0.613% 3/15/24	5,967,000	5,957,427
CVS Health Corp.:
1.3% 8/21/27	1,610,000	1,415,500
2.875% 6/1/26	475,000	451,368
3% 8/15/26	415,000	394,043
3.375% 8/12/24	5,000,000	4,945,257
5% 2/20/26	920,000	915,825
Elevance Health, Inc.:
2.375% 1/15/25	410,000	398,860
3.35% 12/1/24	5,000,000	4,915,068
5.35% 10/15/25	305,000	304,670
HCA Holdings, Inc.:
3.125% 3/15/27	1,140,000	1,071,164
5.375% 2/1/25	575,000	572,977
5.875% 2/15/26	665,000	667,756
Humana, Inc.:
1.35% 2/3/27	120,000	107,600
3.85% 10/1/24	4,000,000	3,956,938
4.5% 4/1/25	1,205,000	1,192,499
5.75% 3/1/28	300,000	305,879
PeaceHealth Obligated Group 1.375% 11/15/25	190,000	176,611
UnitedHealth Group, Inc. 5.25% 2/15/28	640,000	650,726
		30,251,626
Health Care Technology - 0.0%
IQVIA, Inc. 6.25% 2/1/29	440,000	452,703
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 4.953% 8/10/26	1,515,000	1,516,272
Pharmaceuticals - 0.2%
Bristol-Myers Squibb Co.:
4.9% 2/22/27	525,000	524,413
4.9% 2/22/29	935,000	932,800
4.95% 2/20/26	395,000	394,325
Perrigo Finance PLC 3.9% 12/15/24	661,000	649,681
Pfizer Investment Enterprises:
4.45% 5/19/26	1,605,000	1,584,920
4.45% 5/19/28	965,000	946,182
Utah Acquisition Sub, Inc. 3.95% 6/15/26	1,540,000	1,486,371
Viatris, Inc.:
1.65% 6/22/25	1,430,000	1,357,166
2.3% 6/22/27	736,000	665,741
Zoetis, Inc. 5.4% 11/14/25	920,000	921,689
		9,463,288
TOTAL HEALTH CARE		59,492,678
INDUSTRIALS - 1.0%
Aerospace & Defense - 0.0%
DAE Funding LLC 1.55% 8/1/24 (b)	465,000	456,165
Building Products - 0.1%
Carrier Global Corp.:
2.242% 2/15/25	259,000	250,955
5.8% 11/30/25	2,277,000	2,293,044
Owens Corning 3.4% 8/15/26	115,000	109,853
		2,653,852
Commercial Services & Supplies - 0.1%
HPHT Finance (21) (II) Ltd. 1.5% 9/17/26 (Reg. S)	650,000	589,869
HPHT Finance 19 Ltd. 2.875% 11/5/24 (Reg. S)	1,625,000	1,591,411
Republic Services, Inc. 4.875% 4/1/29	280,000	278,929
		2,460,209
Electrical Equipment - 0.0%
Regal Rexnord Corp. 6.05% 2/15/26 (b)	605,000	607,505
Ground Transportation - 0.2%
Canadian Pacific Railway Co.:
1.35% 12/2/24	7,739,000	7,497,100
1.75% 12/2/26	580,000	531,891
		8,028,991
Machinery - 0.4%
Caterpillar Financial Services Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 5.7611% 11/14/24 (c)(d)	5,000,000	5,008,385
Daimler Trucks Finance North America LLC:
1.625% 12/13/24 (b)	9,065,000	8,790,304
5% 1/15/27 (b)	325,000	323,759
5.15% 1/16/26 (b)	275,000	274,157
5.2% 1/17/25 (b)	355,000	353,940
Otis Worldwide Corp. 2.056% 4/5/25	1,000,000	963,651
Parker Hannifin Corp. 3.65% 6/15/24	1,690,000	1,680,312
		17,394,508
Passenger Airlines - 0.0%
American Airlines 2017-2 Class B Pass Through Trust equipment trust certificate 3.7% 4/15/27	346,254	333,244
SMBC Aviation Capital Finance 3.55% 4/15/24 (b)	815,000	812,515
		1,145,759
Trading Companies & Distributors - 0.1%
Air Lease Corp. 0.8% 8/18/24	2,500,000	2,441,697
GATX Corp.:
3.25% 3/30/25	1,793,000	1,746,764
3.25% 9/15/26	455,000	432,711
3.85% 3/30/27	284,000	272,089
5.4% 3/15/27	1,170,000	1,172,376
		6,065,637
Transportation Infrastructure - 0.1%
Avolon Holdings Funding Ltd.:
2.125% 2/21/26 (b)	1,510,000	1,401,092
2.875% 2/15/25 (b)	980,000	951,135
3.95% 7/1/24 (b)	265,000	263,020
5.75% 3/1/29 (b)	685,000	675,117
6.375% 5/4/28 (b)	300,000	304,426
		3,594,790
TOTAL INDUSTRIALS		42,407,416
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.1%
Cisco Systems, Inc. 4.8% 2/26/27	3,475,000	3,477,891
Electronic Equipment, Instruments & Components - 0.0%
Amphenol Corp.:
2.05% 3/1/25	910,000	879,769
4.75% 3/30/26	340,000	337,657
		1,217,426
IT Services - 0.0%
CDW LLC/CDW Finance Corp. 5.5% 12/1/24	320,000	318,565
Semiconductors & Semiconductor Equipment - 0.2%
Analog Devices, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.250% 5.5932% 10/1/24 (c)(d)	2,353,000	2,352,876
Microchip Technology, Inc. 0.983% 9/1/24	1,220,000	1,190,709
Micron Technology, Inc.:
4.185% 2/15/27	165,000	160,399
4.975% 2/6/26	160,000	159,161
5.375% 4/15/28	935,000	939,989
NXP BV/NXP Funding LLC 4.875% 3/1/24	895,000	895,000
NXP BV/NXP Funding LLC/NXP U.S.A., Inc.:
2.7% 5/1/25	1,095,000	1,058,383
3.15% 5/1/27	70,000	65,731
3.875% 6/18/26	565,000	546,508
4.4% 6/1/27	155,000	151,105
Qorvo, Inc. 1.75% 12/15/24	510,000	495,084
		8,014,945
Software - 0.1%
Fortinet, Inc. 1% 3/15/26	675,000	619,347
Intuit, Inc. 5.25% 9/15/26	1,620,000	1,633,695
Oracle Corp. 5.8% 11/10/25	510,000	514,204
Roper Technologies, Inc.:
1% 9/15/25	235,000	220,154
2.35% 9/15/24	365,000	358,437
Workday, Inc. 3.5% 4/1/27	525,000	500,258
		3,846,095
TOTAL INFORMATION TECHNOLOGY		16,874,922
MATERIALS - 0.2%
Chemicals - 0.1%
Celanese U.S. Holdings LLC 6.05% 3/15/25	659,000	660,631
Ecolab, Inc.:
1.65% 2/1/27	400,000	365,529
5.25% 1/15/28	744,000	755,129
LYB International Finance III LLC 1.25% 10/1/25	692,000	646,626
Nutrien Ltd. 4.9% 3/27/28	400,000	396,719
Sherwin-Williams Co. 4.25% 8/8/25	420,000	414,004
Westlake Corp. 0.875% 8/15/24	720,000	703,685
		3,942,323
Containers & Packaging - 0.0%
Bemis Co., Inc. 4% 5/17/25	805,000	789,611
Metals & Mining - 0.1%
ArcelorMittal SA 3.6% 7/16/24	390,000	386,329
BHP Billiton Financial (U.S.A.) Ltd. 5.25% 9/8/26	1,560,000	1,569,654
Nucor Corp. 3.95% 5/23/25	525,000	516,774
POSCO 5.625% 1/17/26 (b)	1,375,000	1,376,020
Steel Dynamics, Inc. 2.8% 12/15/24	395,000	387,130
		4,235,907
Paper & Forest Products - 0.0%
Celulosa Arauco y Constitucion SA 4.5% 8/1/24	635,000	628,726
TOTAL MATERIALS		9,596,567
REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.4%
American Tower Corp.:
1.6% 4/15/26	1,593,000	1,475,197
2.4% 3/15/25	665,000	642,878
3.55% 7/15/27	645,000	611,285
Crown Castle, Inc.:
1.05% 7/15/26	1,005,000	908,628
2.9% 3/15/27	1,115,000	1,038,067
4.45% 2/15/26	905,000	888,010
5% 1/11/28	305,000	300,380
5.6% 6/1/29	515,000	517,852
Kilroy Realty LP 4.375% 10/1/25	755,000	735,723
Public Storage U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.470% 5.7955% 4/23/24 (c)(d)	495,000	495,012
Realty Income Corp. 5.05% 1/13/26	230,000	229,010
Simon Property Group LP:
2% 9/13/24	380,000	372,094
3.375% 10/1/24	3,985,000	3,934,950
Ventas Realty LP 2.65% 1/15/25	2,114,000	2,055,460
WP Carey, Inc.:
4% 2/1/25	1,440,000	1,416,460
4.6% 4/1/24	770,000	768,799
		16,389,805
Real Estate Management & Development - 0.1%
Essex Portfolio LP 3.875% 5/1/24	4,420,000	4,402,131
TOTAL REAL ESTATE		20,791,936
UTILITIES - 0.9%
Electric Utilities - 0.7%
American Electric Power Co., Inc. 5.2% 1/15/29	1,165,000	1,163,401
ENEL Finance International NV:
1.375% 7/12/26 (b)	1,105,000	1,006,794
2.65% 9/10/24 (b)	1,775,000	1,746,059
6.8% 10/14/25 (b)	200,000	203,889
Exelon Corp. 5.15% 3/15/29	380,000	378,373
Georgia Power Co. 5.004% 2/23/27	315,000	314,407
Israel Electric Corp. Ltd. 5% 11/12/24 (Reg. S) (b)	1,365,000	1,352,551
Korea Electric Power Corp. 5.375% 4/6/26 (b)	1,750,000	1,754,295
Korea Hydro & Nuclear Power Co. Ltd.:
1.25% 4/27/26 (b)	1,421,000	1,302,836
4.25% 7/27/27 (b)	630,000	612,015
Mississippi Power Co. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.300% 5.6456% 6/28/24 (c)(d)	5,297,000	5,295,773
NextEra Energy Capital Holdings, Inc.:
1.875% 1/15/27	1,255,000	1,145,112
4.45% 6/20/25	1,050,000	1,035,849
5.749% 9/1/25	315,000	316,683
6.051% 3/1/25	420,000	421,510
NRG Energy, Inc. 3.75% 6/15/24 (b)	535,000	530,677
Pacific Gas & Electric Co. 3.5% 6/15/25	955,000	926,527
PacifiCorp 5.1% 2/15/29	415,000	413,614
Southern California Edison Co. 5.35% 3/1/26	1,790,000	1,791,441
Southern Co. 4.475% 8/1/24	3,280,000	3,257,177
Tampa Electric Co. 3.875% 7/12/24	2,079,000	2,065,463
Vistra Operations Co. LLC 5.125% 5/13/25 (b)	465,000	461,167
		27,495,613
Gas Utilities - 0.1%
APT Pipelines Ltd. 4.2% 3/23/25 (b)	2,200,000	2,165,959
Southern California Gas Co. 2.95% 4/15/27	815,000	766,408
		2,932,367
Independent Power and Renewable Electricity Producers - 0.0%
Constellation Energy Generation, LLC 5.6% 3/1/28	520,000	526,902
The AES Corp. 3.3% 7/15/25 (b)	820,000	790,654
		1,317,556
Multi-Utilities - 0.1%
CenterPoint Energy, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 5.963% 5/13/24 (c)(d)	1,447,000	1,447,229
DTE Energy Co. 2.529% 10/1/24	1,156,000	1,133,752
NiSource, Inc. 5.25% 3/30/28	210,000	210,925
Sempra:
3.3% 4/1/25	760,000	741,986
5.4% 8/1/26	330,000	330,826
		3,864,718
TOTAL UTILITIES		35,610,254
TOTAL NONCONVERTIBLE BONDS (Cost $836,089,778)		832,347,444

U.S. Treasury Obligations - 9.6%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.86% to 5.11% 6/13/24 to 11/29/24	75,995,200	73,722,916
U.S. Treasury Notes:
3% 6/30/24 (e)	72,000,000	71,440,312
4% 12/15/25	5,360,000	5,294,466
4.25% 12/31/25	23,690,000	23,504,988
4.25% 1/31/26	61,600,000	61,140,406
4.5% 11/15/25	90,725,800	90,378,491
4.625% 11/15/26	230,000	230,863
4.875% 11/30/25	4,295,000	4,305,402
5% 9/30/25 (f)	14,335,000	14,380,917
5% 10/31/25	47,595,000	47,778,279
TOTAL U.S. TREASURY OBLIGATIONS (Cost $392,893,803)		392,177,040

U.S. Government Agency - Mortgage Securities - 0.9%
	Principal Amount (a)	Value ($)
Fannie Mae - 0.6%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.360% 4.897% 10/1/33 (c)(d)	15,749	15,851
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.560% 5.803% 7/1/35 (c)(d)	1,918	1,952
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.590% 5.834% 12/1/35 (c)(d)	4,249	4,323
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.650% 5.905% 8/1/37 (c)(d)	660	676
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.690% 5.44% 5/1/38 (c)(d)	4,459	4,580
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.780% 4.538% 5/1/38 (c)(d)	2,255	2,319
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.830% 5.081% 4/1/38 (c)(d)	8,932	9,188
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.850% 6.103% 8/1/38 (c)(d)	5,323	5,471
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 5.2% 5/1/38 (c)(d)	7,343	7,554
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.040% 6.29% 12/1/36 (c)(d)	994	1,018
2% 10/1/50 to 2/1/52	447,576	353,587
2.5% 1/1/52 to 1/1/54 (g)	1,645,647	1,354,784
3% 9/1/28 to 11/1/51	2,973,081	2,622,062
3.5% 11/1/26 to 7/1/50	636,087	578,506
4% 1/1/47 to 9/1/52 (g)	3,561,838	3,284,610
4.5% 6/1/38 to 8/1/52	4,358,081	4,170,320
5% 6/1/24 to 9/1/53	2,628,124	2,588,355
5.5% 10/1/24 to 10/1/53	1,743,174	1,754,482
6% to 6% 3/1/34 to 8/1/53	6,529,316	6,603,912
6.5% 7/1/32 to 12/1/32	38,964	40,204
TOTAL FANNIE MAE		23,403,754
Freddie Mac - 0.1%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.620% 5.26% 6/1/38 (c)(d)	9,347	9,536
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.720% 5.965% 7/1/35 (c)(d)	3,575	3,643
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.730% 5.058% 5/1/38 (c)(d)	4,814	4,926
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.730% 5.592% 10/1/36 (c)(d)	9,237	9,418
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.730% 6.108% 2/1/37 (c)(d)	1,640	1,663
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.770% 5.232% 5/1/37 (c)(d)	2,083	2,135
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.830% 6.292% 2/1/37 (c)(d)	1,546	1,572
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.920% 6.187% 12/1/36 (c)(d)	4,221	4,305
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.020% 6.276% 11/1/36 (c)(d)	2,443	2,494
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.080% 4.582% 2/1/38 (c)(d)	9,893	10,178
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.160% 6.558% 2/1/37 (c)(d)	2,459	2,512
U.S. TREASURY 1 YEAR INDEX + 2.340% 6.472% 11/1/34 (c)(d)	6,014	6,075
1.5% 2/1/36	701,804	608,585
2.5% 1/1/52 to 4/1/52	1,374,924	1,141,213
3% 11/1/34	183,270	172,031
3.5% 12/1/47	573,656	518,651
4% 12/1/49	126,580	118,451
4.5% 9/1/37 to 5/1/50	326,307	317,065
5% 12/1/41	221,945	222,464
5.5% 10/1/38	1,524	1,560
6% 9/1/34 to 2/1/53	529,747	540,083
7% 3/1/39	77,704	80,944
7.5% 6/1/38	69,920	73,238
TOTAL FREDDIE MAC		3,852,742
Ginnie Mae - 0.2%
6% 7/15/36	98,379	100,655
3% 9/20/47	926,729	824,436
3.5% 8/20/44 to 7/20/52	2,976,390	2,705,104
4% 3/20/48 to 8/20/50	347,959	325,494
4.5% 9/20/40 to 3/20/53	2,297,529	2,205,447
5% 12/20/34 to 5/20/48	452,190	451,101
5.5% 9/15/45 to 4/20/53	1,078,949	1,079,915
6.5% 4/20/53	519,745	526,964
TOTAL GINNIE MAE		8,219,116
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $37,691,381)		35,475,612

Asset-Backed Securities - 7.9%
	Principal Amount (a)	Value ($)
Aimco Series 2021-10A Class AR, CME Term SOFR 3 Month Index + 1.320% 6.6394% 7/22/32 (b)(c)(d)	4,100,000	4,105,941
Ally Auto Receivables Trust 2023- Series 2023-A:
Class B, 6.01% 1/17/34 (b)	152,435	152,197
Class C, 6.08% 1/17/34 (b)	281,270	282,712
AmeriCredit Automobile Receivables Series 2023-1 Class C, 5.8% 12/18/28	625,000	629,128
AmeriCredit Automobile Receivables Trust:
Series 2020-1 Class D, 1.8% 12/18/25	690,000	679,393
Series 2020-3 Class C, 1.06% 8/18/26	420,000	406,414
Series 2021-1:
Class C, 0.89% 10/19/26	755,000	725,361
Class D, 1.21% 12/18/26	470,000	442,682
Series 2021-2 Class D, 1.29% 6/18/27	995,000	919,078
Series 2022-1 Class D, 3.23% 2/18/28	1,830,000	1,713,210
Amur Equipment Finance Receivables:
Series 2021-1A Class E, 4.13% 3/20/28 (b)	1,265,000	1,233,669
Series 2022-1A Class C, 2.37% 4/20/28 (b)	300,000	284,624
Series 2024-1A:
Class A2, 5.38% 1/21/31 (b)	315,000	313,969
Class C, 5.55% 1/21/31 (b)	220,000	218,816
Apidos CLO Series 2024-18A Class AR, CME Term SOFR 3 Month Index + 1.150% 0% 10/22/30 (b)(c)(d)	1,500,000	1,500,807
Ares XXXIV CLO Ltd. Series 2024-2A Class AR3, CME Term SOFR 3 Month Index + 1.320% 1.32% 4/17/33 (b)(c)(d)	4,390,000	4,390,000
Auxilior Term Funding 2023-1, LLC Series 2023-1A Class A2, 6.18% 12/15/28 (b)	995,000	999,141
Avis Budget Rental Car Funding (AESOP) LLC:
Series 2018-2A Class C, 4.95% 3/20/25 (b)	71,667	71,607
Series 2019-2A Class A, 3.35% 9/22/25 (b)	650,000	644,995
Series 2020-1A Class A, 2.33% 8/20/26 (b)	540,000	518,873
Series 2022-5A Class C, 6.24% 4/20/27 (b)	300,000	299,766
Series 2024-2A Class C, 6.18% 10/20/27 (b)	210,000	209,708
Ballyrock Clo 15 Ltd. / Ballyro Series 2021-1A Class A1, CME Term SOFR 3 Month Index + 1.320% 6.6356% 4/15/34 (b)(c)(d)	375,000	374,399
BMW Vechicle Lease Trust Series 2023-1 Class A2, 5.27% 2/25/25	546,571	546,443
BMW Vehicle Lease Trust:
Series 2023-2 Class A2, 5.95% 8/25/25	3,058,991	3,062,542
Series 2024-1 Class A2A, 5.1% 7/27/26	2,156,000	2,151,837
BMW Vehicle Owner Trust Series 2023-A Class A2A, 5.72% 4/27/26	2,790,102	2,792,572
BRE Grand Islander Timeshare Issuer Series 2019-A Class A, 3.28% 9/26/33 (b)	679,308	648,605
Capital One Prime Auto Receiva Series 2023-2 Class A2A, 5.91% 10/15/26	5,000,000	5,014,863
Capital One Prime Auto Receivables Series 2023-1 Class A2, 5.2% 5/15/26	1,773,986	1,771,515
Capital One Prime Auto Receivables Trust Series 2022-2 Class A2A, 3.74% 9/15/25	1,182,553	1,178,864
Carmax 2023-3 A3 Series 2023-3:
Class B, 5.47% 2/15/29	315,000	314,159
Class C, 5.61% 2/15/29	975,000	971,646
Class D, 6.44% 12/16/30	350,000	350,750
CarMax Auto Owner Trust:
Series 2020-4 Class D, 1.75% 4/15/27	540,000	521,835
Series 2021-2 Class C, 1.34% 2/16/27	545,000	515,393
Series 2022-3 Class A2A, 3.81% 9/15/25	480,946	480,148
Series 2023 2 Class A2A, 5.5% 6/15/26	1,503,177	1,502,356
Series 2023 2:
Class C, 5.57% 11/15/28	955,000	947,741
Class D, 6.55% 10/15/29	635,000	631,546
Carmax Auto Owner Trust 2023-4 Series 2023-4 Class A2A, 6.08% 12/15/26	2,359,000	2,371,549
Carmax Auto Owner Trust 2024-1 Series 2024-1:
Class A2A, 5.3% 3/15/27	2,645,000	2,642,981
Class A4, 4.94% 8/15/29	265,000	263,654
Class C, 5.47% 8/15/29	505,000	502,769
Carvana Auto Receivables Trust:
Series 2021-P4 Class B, 1.98% 2/10/28	445,000	401,143
Series 2022-N1 Class C, 3.32% 12/11/28 (b)	186,961	181,598
Cedar Funding Ltd.:
Series 2021-10A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6794% 10/20/32 (b)(c)(d)	1,089,000	1,089,536
Series 2021-14A Class A, CME Term SOFR 3 Month Index + 1.360% 6.6756% 7/15/33 (b)(c)(d)	5,722,000	5,726,349
Cent CLO LP Series 2021-21A Class A1R3, CME Term SOFR 3 Month Index + 1.230% 6.5512% 7/27/30 (b)(c)(d)	1,879,038	1,880,113
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (b)	279,790	273,345
Chesapeake Funding II LLC:
Series 2020-1A Class A1, 0.87% 8/15/32 (b)	168,916	168,297
Series 2021-1A Class A2, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.340% 5.6692% 4/15/33 (b)(c)(d)	872,414	869,971
Series 2023 1A Class A1, 5.65% 5/15/35 (b)	1,643,599	1,643,644
Series 2023-2A Class A1, 6.16% 10/15/35 (b)	313,867	315,724
CIFC Funding Ltd. / CIFC Funding LLC Series 2021-4A Class A, CME Term SOFR 3 Month Index + 1.310% 6.6256% 7/15/33 (b)(c)(d)	1,615,000	1,616,546
CIM Trust Series 2020-INV1 Class A2, 2.5% 4/25/50 (b)	180,507	146,293
Citibank Credit Card Issuance Trust Series 2023-A1 Class A1, 5.23% 12/8/27	1,139,000	1,141,085
Citizens Auto Receivables Trust Series 2024-1 Class A2A, 5.43% 10/15/26 (b)	2,813,000	2,813,449
Daimler Trucks Retail Trust Series 2022-1 Class A2, 5.07% 9/16/24	94,964	94,935
Daimler Trucks Retail Trust 20 Series 2023-1 Class A2, 6.03% 9/15/25	1,104,000	1,105,153
Dell Equipment Finance Trust 2 Series 2023-3:
Class A2, 6.1% 4/23/29 (b)	2,476,000	2,485,549
Class D, 6.75% 10/22/29 (b)	100,000	101,143
Dell Equipment Finance Trust 2022-2 Series 2022-2 Class A2, 4.03% 7/22/27 (b)	809,882	808,893
Dell Equipment Finance Trust 2023-2 Series 2023-2 Class A2, 5.84% 1/22/29 (b)	1,524,000	1,525,607
Discover Card Execution Note Trust Series 2022-A1 Class A1, 1.96% 2/15/27	5,000,000	4,844,547
Dllaa 2023-1A Series 2023-1A:
Class A2, 5.93% 7/20/26 (b)	262,425	263,031
Class A3, 5.64% 2/22/28 (b)	660,000	666,845
DLLAD Series 2023-1A Class A2, 5.19% 4/20/26 (b)	1,530,216	1,526,158
Dllmt 2023-1 LLC Series 2023-1A Class A2, 5.78% 11/20/25 (b)	2,084,867	2,084,689
DLLST 2024-1 LLC Series 2024-1A:
Class A2, 5.33% 1/20/26 (b)	1,587,000	1,584,217
Class A3, 5.05% 8/20/27 (b)	245,000	243,818
Class A4, 4.93% 4/22/30 (b)	65,000	64,368
Donlen Fleet Lease Funding Series 2021-2 Class A1, CME Term SOFR 1 Month Index + 0.440% 5.7625% 12/11/34 (b)(c)(d)	336,334	336,542
Drive Auto Receivables Trust Series 2024-1 Class A2, 5.83% 12/15/26	1,741,000	1,741,533
Driven Brands Funding LLC Series 2018-1A Class A2, 4.739% 4/20/48 (b)	325,163	319,287
Dryden CLO, Ltd. / Dryden CLO, LLC Series 2021-86A Class A1R, CME Term SOFR 3 Month Index + 1.360% 6.6781% 7/17/34 (b)(c)(d)	1,867,000	1,869,016
Eaton Vance CLO, Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6756% 4/15/31 (b)(c)(d)	3,935,000	3,936,546
Elara Hgv Timeshare Issuer 202 Series 2023-A:
Class A, 6.16% 2/25/38 (b)	443,811	450,291
Class C, 7.3% 2/25/38 (b)	383,487	389,267
Elara HGV Timeshare Issuer LLC Series 2017-A Class A, 2.69% 3/25/30 (b)	177,214	171,700
Enterprise Fleet Financing Series 2023-2 Class A2, 5.56% 4/22/30 (b)	1,460,000	1,460,750
Enterprise Fleet Financing 2023-3 L Series 2023-3 Class A2, 6.4% 3/20/30 (b)	1,839,000	1,866,904
Enterprise Fleet Financing LLC:
Series 2021-1 Class A2, 0.44% 12/21/26 (b)	90,841	90,208
Series 2021-2 Class A2, 0.48% 5/20/27 (b)	842,661	827,920
Series 2022-3 Class A2, 4.38% 7/20/29 (b)	348,006	344,205
Series 2024-1 Class A2, 5.23% 3/20/30 (b)	2,652,000	2,645,673
Exeter Automobile Receivables:
Series 2022-2A Class C, 3.85% 7/17/28	1,285,000	1,266,743
Series 2023-1A Class D, 6.69% 6/15/29	80,000	80,922
Firstkey Homes 2020-Sfr2 Series 2020-SFR2 Class D, 1.968% 10/19/37 (b)	1,100,000	1,021,630
Ford Credit Auto Lease Trust:
Series 2022-A Class C, 4.18% 10/15/25	2,030,000	2,004,185
Series 2023-B:
Class A2A, 5.9% 2/15/26	1,429,000	1,431,298
Class B, 6.2% 2/15/27	250,000	253,365
Class C, 6.43% 4/15/27	475,000	483,570
Series 2024-A Class A2A, 5.24% 7/15/26	1,879,000	1,875,908
Ford Credit Auto Owner Trust:
Series 2020-1:
Class A, 2.04% 8/15/31 (b)	2,000,000	1,936,237
Class B, 2.29% 8/15/31 (b)	740,000	716,036
Series 2020-2 Class C, 1.74% 4/15/33 (b)	570,000	531,938
Series 2020-B Class C, 2.04% 12/15/26	1,270,000	1,268,046
Series 2022-D, Class A2A, 5.37% 8/15/25	1,420,134	1,419,954
Series 2023-A Class B, 5.07% 1/15/29	1,495,000	1,479,323
Series 2023-B Class A2A, 5.57% 6/15/26	2,781,005	2,781,882
Ford Credit Floorplan Master Owner Trust:
Series 2019-4 Class A, 2.44% 9/15/26	5,000,000	4,919,037
Series 2023-1:
Class C, 5.75% 5/15/28 (b)	405,000	400,265
Class D, 6.62% 5/15/28 (b)	485,000	478,967
Fordl 2023-A Series 2023-A:
Class A2A, 5.19% 6/15/25	437,096	436,834
Class C, 5.54% 12/15/26	1,445,000	1,435,986
Freddie Mac STACR REMIC Trust Series 2023-HQA3 Class A1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.850% 7.1717% 11/25/43 (b)(c)(d)	285,825	289,676
Galaxy Xxiv Clo Ltd. Series 2017-24A Class D, CME Term SOFR 3 Month Index + 2.710% 8.0256% 1/15/31 (b)(c)(d)	250,000	250,000
GM Financial Automobile Leasing Series 2023-2 Class A2A, 5.44% 10/20/25	189,549	189,390
GM Financial Automobile Leasing Trust:
Series 2023-1:
Class A3, 5.16% 4/20/26	3,500,000	3,493,078
Class C, 5.76% 1/20/27	955,000	956,252
Series 2023-A Class A2A, 5.27% 6/20/25	1,088,940	1,088,165
GM Financial Consumer Automobile Series 2024-1 Class ASB, 5.12% 2/16/27	2,280,000	2,275,489
Gm Financial Consumer Automobile Re:
Series 2023-1 Class A2A, 5.19% 3/16/26	668,052	667,114
Series 2023-3 Class A2A, 5.74% 9/16/26	1,797,911	1,799,803
GM Financial Consumer Automobile Receivables Series 2023 2 Class A2A, 5.1% 5/18/26	1,709,619	1,705,973
GM Financial Consumer Automobile Receivables Trust:
Series 2020-4 Class C, 1.05% 5/18/26	420,000	408,979
Series 2022-3 Class A2A, 3.5% 9/16/25	1,246,441	1,243,323
GM Financial Leasing Trust Series 2024-1 Class A2A, 5.18% 6/22/26	3,183,000	3,177,569
Gm Financial Leasing Trust 202 Series 2023-3 Class A2A, 5.58% 1/20/26	2,787,143	2,787,367
Gm Financial Securitized Term Series 2023-4 Class A2A, 5.89% 11/16/26	3,000,000	3,009,068
Goldentree Ln Management U.S. Clo 11 L Series 2021-11A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7094% 10/20/34 (b)(c)(d)	1,365,000	1,365,149
GoldenTree Loan Opportunities Series 2017-11A Class CR2, CME Term SOFR 3 Month Index + 2.010% 7.3095% 1/18/31 (b)(c)(d)	905,000	902,681
Hardee's Funding LLC / Carl's Jr. Funding LLC:
Series 2018-1A:
Class A23, 5.71% 6/20/48 (b)	459,538	433,376
Class A2II, 4.959% 6/20/48 (b)	947,500	916,920
Series 2020-1A Class A2, 3.981% 12/20/50 (b)	1,052,450	939,810
Harot 2023-4 Series 2023-4 Class A2, 5.87% 6/22/26	2,487,000	2,497,208
Hilton Grand Vacations Trust Series 2020-AA:
Class A, 2.74% 2/25/39 (b)	254,286	240,411
Class B, 4.22% 2/25/39 (b)	391,777	378,107
Hilton Grand Vacations Trust 2:
Series 2022-1D Class A, 3.61% 6/20/34 (b)	218,985	209,603
Series 2023-1A:
Class B, 6.11% 1/25/38 (b)	1,159,739	1,160,359
Class C, 6.94% 1/25/38 (b)	215,079	215,582
Home Partners of America Trust Series 2022-1 Class A, 3.93% 4/17/39 (b)	1,400,087	1,338,050
Honda Auto Receivables Series 2023-1 Class A2, 5.22% 10/21/25	1,928,794	1,925,990
Honda Auto Receivables 2023-3 Series 2023-3 Class A2, 5.71% 3/18/26	2,302,000	2,304,968
HPEFS Eqipment Trust 2024-1 Series 2024-1A:
Class A2, 5.38% 5/20/31 (b)	3,000,000	2,997,442
Class C, 5.33% 5/20/31 (b)	1,220,000	1,211,751
HPEFS Equipment Trust:
Series 2021-2A Class D, 1.29% 3/20/29 (b)	575,000	562,694
Series 2022-3A Class A2, 5.26% 8/20/29 (b)	1,161,758	1,160,725
Hpefs Equipment Trust 2023-2 Series 2023-2A:
Class C, 6.48% 1/21/31 (b)	210,000	212,398
Class D, 6.97% 7/21/31 (b)	215,000	218,517
HPEFS Equiptment Trust:
Series 2023 1A Class C, 5.91% 4/20/28 (b)	535,000	533,764
Series 2023-1A Class B, 5.73% 4/20/28 (b)	985,000	982,902
Huntington Auto Trust Series 2024-1A Class A2, 5.5% 3/15/27 (b)	2,982,000	2,984,393
Hyundai Auto Lease Securitizat:
Series 2023-B Class A2A, 5.47% 9/15/25 (b)	493,198	492,905
Series 2023-C Class A2A, 5.85% 3/16/26 (b)	2,750,738	2,757,370
Hyundai Auto Lease Securitization Trust Series 2023-A Class A2A, 5.2% 4/15/25 (b)	915,392	914,886
Hyundai Auto Receivables Trust:
Series 2022-B Class A2A, 3.64% 5/15/25	479,432	478,755
Series 2022-C, Class A2A, 5.35% 11/17/25	1,415,963	1,415,358
Series 2023-B Class A2A, 5.77% 5/15/26	2,172,177	2,174,946
Series 2023-C Class A2A, 5.8% 1/15/27	2,182,000	2,189,338
Jamestown CLO Vi-R Ltd. Series 2018-6RA Class B, CME Term SOFR 3 Month Index + 2.260% 7.5863% 4/25/30 (b)(c)(d)	355,000	355,020
John Deere Owner Trust:
Series 2022-B Class A2, 3.73% 6/16/25	806,015	804,711
Series 2022-C Class A2, 4.98% 8/15/25	671,239	670,534
John Deere Owner Trust 2023-B Series 2023-B Class A2, 5.59% 6/15/26	2,645,000	2,644,340
Juniper Valley Park CLO LLC Series 2023-1A Class A1, CME Term SOFR 3 Month Index + 1.850% 7.1678% 7/20/35 (b)(c)(d)	2,000,000	2,004,954
KKR CLO Ltd. / KKR CLO LLC Series 2021-29A Class A, CME Term SOFR 3 Month Index + 1.460% 6.7756% 1/15/32 (b)(c)(d)	1,250,000	1,251,464
Madison Park Funding XXIII, Ltd. Series 2021-23A:
Class AR, CME Term SOFR 3 Month Index + 1.230% 6.5512% 7/27/31 (b)(c)(d)	1,194,011	1,193,961
Class BR, CME Term SOFR 3 Month Index + 1.810% 7.1312% 7/27/31 (b)(c)(d)	1,110,000	1,110,143
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A1R, CME Term SOFR 3 Month Index + 1.260% 6.5794% 1/22/31 (b)(c)(d)	3,229,000	3,231,925
Madison Park Funding XXXIII Ltd. Series 2022-33A Class AR, CME Term SOFR 3 Month Index + 1.290% 6.604% 10/15/32 (b)(c)(d)	1,910,000	1,910,945
Magnetite XXV Ltd. Series 2020-25A Class A, CME Term SOFR 3 Month Index + 1.460% 6.7863% 1/25/32 (b)(c)(d)	1,600,000	1,602,800
Marble Point CLO Ltd.:
Series 2018-1A Class A, CME Term SOFR 3 Month Index + 1.270% 6.5856% 7/16/31 (b)(c)(d)	690,940	691,631
Series 2024-2A Class A12R, 0% 1/20/32 (b)(c)	2,155,000	2,156,159
Mercedes-Benz Auto Receivables:
Series 2022-1, Class A2, 5.26% 10/15/25	1,042,647	1,042,256
Series 2023-1 Class A2, 5.09% 1/15/26	629,838	629,087
Series 2023-2 Class A2, 5.92% 11/16/26	1,970,000	1,978,015
Series 2024-1 Class A2A, 5.06% 5/17/27	2,784,000	2,776,495
MFRA Trust Series 2021-INV1 Class A1, 0.852% 1/25/56 (b)(c)	151,136	138,372
Midocean Credit Clo Xi Ltd. / Midoc Series 2023-11A:
Class A1R, CME Term SOFR 3 Month Index + 1.730% 7.0957% 10/18/33 (b)(c)(d)	530,000	530,342
Class BR, CME Term SOFR 3 Month Index + 2.650% 8.0157% 10/18/33 (b)(c)(d)	790,000	790,200
MMAF Equipment Finance LLC Series 2022-B Class A2, 5.57% 9/9/25 (b)	178,360	178,358
Mmaf Equipment Finance LLC 202 Series 2023-A Class A2, 5.79% 11/13/26 (b)	1,998,597	2,002,372
MMAF Equipment Finance LLC 2021-A Series 2021-A Class A5, 1.19% 11/13/43 (b)	215,000	197,018
MVW LLC:
Series 2020-1A:
Class A, 1.74% 10/20/37 (b)	273,221	256,388
Class B, 2.73% 10/20/37 (b)	192,787	182,974
Series 2023 1A Class A, 4.93% 10/20/40 (b)	948,583	931,906
MVW Owner Trust Series 2021-1WA:
Class B, 1.44% 1/22/41 (b)	73,256	67,954
Class C, 1.94% 1/22/41 (b)	116,861	107,645
Mvwot 2023-2A Series 2023-2A:
Class A, 6.18% 11/20/40 (b)	836,000	854,795
Class B, 6.33% 11/20/40 (b)	180,500	184,454
Navient Private Education Loan Trust:
Series 2019-D Class A2A, 3.01% 12/15/59 (b)	257,797	242,888
Series 2020-CA Class A2A, 2.15% 11/15/68 (b)	1,720,875	1,593,322
Navient Private Education Refi Loan Trust:
Series 2019-A Class A2A, 3.42% 1/15/43 (b)	519,655	504,164
Series 2019-GA Class A, 2.4% 10/15/68 (b)	192,618	180,258
Series 2020-DA Class A, 1.69% 5/15/69 (b)	313,956	284,984
Navient Student Loan Trust Series 2019-EA Class A2A, 2.64% 5/15/68 (b)	472,807	446,903
Navistar Financial Dealer Note Master Trust Series 2023-1 Class A, 6.18% 8/25/28 (b)	605,000	608,252
Nelnet Student Loan Trust:
Series 2005-4 Class A4, U.S. 90-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.440% 5.7938% 3/22/32 (c)(d)	327,628	313,220
Series 2020-1A Class A, CME Term SOFR 1 Month Index + 0.850% 6.1754% 3/26/68 (b)(c)(d)	194,661	193,013
Series 2021-CA Class AFX, 1.32% 4/20/62 (b)	950,435	857,422
Series 2021-DA Class AFX, 1.63% 4/20/62 (b)	340,093	310,364
Neuberger Berman Loan Advisers CLO 40, Ltd. / Neuberger Berman Loan Advisers CLO 40 LLC Series 2021-40A Class A, CME Term SOFR 3 Month Index + 1.320% 6.6356% 4/16/33 (b)(c)(d)	455,000	455,915
Niagara Park CLO, Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.260% 6.5781% 7/17/32 (b)(c)(d)	4,100,000	4,109,422
Nissan Auto Receivables 2023-B Series 2023-B Class A2A, 5.95% 5/15/26	3,000,000	3,012,079
Oaktree CLO 2022-2 Ltd. Series 2024-2A Class A1R, CME Term SOFR 3 Month Index + 1.550% 6.864% 7/15/33 (b)(c)(d)	1,125,000	1,125,002
OCP CLO Ltd.:
Series 2014-7A Class A1RR, CME Term SOFR 3 Month Index + 1.380% 6.6994% 7/20/29 (b)(c)(d)	1,280,337	1,281,908
Series 2021-13A Class A2R, CME Term SOFR 3 Month Index + 1.810% 7.1256% 7/15/30 (b)(c)(d)	1,320,000	1,319,916
Octane Receivable Trust Series 2024-1A Class A2, 5.68% 5/20/30 (b)	405,000	404,869
Octane Receivables Trust:
Series 2021-2A Class A, 1.21% 9/20/28 (b)	168,492	164,428
Series 2022-1A Class B, 4.9% 5/22/28 (b)	780,000	765,978
Series 2023-1A Class A, 5.87% 5/21/29 (b)	143,568	143,568
Octane Receivables Trust 2023- Series 2023-3A:
Class B, 6.48% 7/20/29 (b)	230,000	231,890
Class C, 6.74% 8/20/29 (b)	100,000	100,905
Class D, 7.58% 9/20/29 (b)	100,000	101,084
OZLM Ltd.:
Series 2024-21A Class A1R, CME Term SOFR 3 Month Index + 1.150% 6.4731% 1/20/31 (b)(c)(d)	2,120,000	2,119,975
Series 2024-2A Class A1A2, CME Term SOFR 3 Month Index + 1.200% 0% 7/30/31 (b)(c)(d)	1,360,000	1,359,962
Planet Fitness Master Issuer LLC Series 2018-1A Class A2II, 4.666% 9/5/48 (b)	1,473,363	1,440,436
Post Road Equipment Finance Series 2024-1A Class A2, 5.59% 11/15/29 (b)	100,000	99,816
Progress Residential Series 2020-SFR2 Class A, 2.078% 6/17/37 (b)	269,093	257,603
Santander Bank, N.A.:
Series 2021-1A Class B, 1.833% 12/15/31 (b)	51,596	50,497
Series 2022-B Class C, 5.916% 8/16/32 (b)	117,565	117,255
Series 2022-C Class A2, 6.024% 12/15/32 (b)	186,767	186,814
Series 2022-C, Class B, 6.451% 12/15/32 (b)	644,757	645,324
Series 2023-A Class B, 6.493% 6/15/33 (b)	353,476	354,632
Series 2023-B:
Class A2, 5.644% 12/15/33 (b)	234,314	234,560
Class D, 6.663% 12/15/33 (b)	595,000	595,702
Santander Consumer Auto Receivables Trust 1.57% 1/15/27 (b)	801,000	752,637
Santander Drive Auto Receivables Trust:
Series 2021-4 Class D, 1.67% 10/15/27	1,310,000	1,240,707
Series 2022-2 Class C, 3.76% 7/16/29	1,990,000	1,927,971
Santander Retail Auto Lease Trust:
Series 2021-A Class C, 1.14% 3/20/26 (b)	1,055,539	1,052,661
Series 2021-C Class C, 1.11% 3/20/26 (b)	630,000	622,951
Series 2022-B Class B, 3.85% 3/22/27 (b)	445,000	437,205
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	1,590,000	1,554,153
1.631% 5/15/51 (b)	495,000	444,313
1.884% 7/15/50 (b)	365,000	340,171
6.599% 1/15/28 (b)	1,160,000	1,188,610
SBNA Auto Lease Trust 2024-A Series 2024-A:
Class A3, 5.39% 11/20/26 (b)	260,000	260,002
Class A4, 5.24% 1/22/29 (b)	250,000	249,319
Scf Equipment Leasing 2023-1 L Series 2023-1A Class A3, 6.17% 5/20/32 (b)	430,000	440,924
Sfs Auto Receivables Securitiz Series 2023-1A Class A2A, 5.89% 3/22/27 (b)	287,580	288,024
SFS Auto Receivables Securitization Series 2024-1A:
Class A2, 5.35% 6/21/27 (b)	1,122,000	1,121,366
Class A3, 4.95% 5/21/29 (b)	285,000	283,473
Class C, 5.51% 1/20/32 (b)	95,000	94,957
Sierra Receivables Funding Co. LLC:
Series 2019-1A Class A, 3.2% 1/20/36 (b)	53,729	53,620
Series 2019-2A Class A, 2.59% 5/20/36 (b)	334,044	330,563
Sierra Timeshare 2021-2 Receiv Series 2021-2A:
Class B, 1.8% 9/20/38 (b)	197,956	185,418
Class C, 1.95% 9/20/38 (b)	414,146	384,595
Sierra Timeshare Receivables Funding LLC:
Series 2019-3A Class A, 2.34% 8/20/36 (b)	80,164	76,569
Series 2020-2A:
Class B, 2.32% 7/20/37 (b)	622,472	597,100
Class C, 3.51% 7/20/37 (b)	152,647	147,752
Series 2021-1A Class B, 1.34% 11/20/37 (b)	111,003	104,737
SMB Private Education Loan Trust:
Series 2014-A Class A3, CME Term SOFR 1 Month Index + 1.610% 6.9321% 4/15/32 (b)(c)(d)	76,143	76,169
Series 2016-C Class A2B, CME Term SOFR 1 Month Index + 1.210% 6.5321% 9/15/34 (b)(c)(d)	139,105	139,137
Series 2018-B Class A2B, CME Term SOFR 1 Month Index + 0.830% 6.1521% 1/15/37 (b)(c)(d)	562,785	559,116
Series 2020-BA Class A1A, 1.29% 7/15/53 (b)	211,814	192,709
Series 2020-PTB Class A2A, 1.6% 9/15/54 (b)	1,308,762	1,186,691
Sofi Consumer Loan Program Series 2023-1S Class A, 5.81% 5/15/31 (b)	339,396	339,159
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.320% 6.6356% 7/15/32 (b)(c)(d)	3,117,000	3,119,063
Symphony CLO XXIII Ltd. Series 2021-23A:
Class AR, CME Term SOFR 3 Month Index + 1.280% 6.5956% 1/15/34 (b)(c)(d)	6,070,654	6,076,081
Class BR, CME Term SOFR 3 Month Index + 1.860% 7.1756% 1/15/34 (b)(c)(d)	1,250,000	1,249,919
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, CME Term SOFR 3 Month Index + 1.340% 6.6594% 4/20/33 (b)(c)(d)	465,000	465,551
Symphony Static CLO Ltd. Series 2021-1A Class B, CME Term SOFR 3 Month Index + 1.710% 7.0363% 10/25/29 (b)(c)(d)	1,385,000	1,366,861
TCI-Flatiron CLO Ltd. / LLC Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.220% 6.5407% 11/18/30 (b)(c)(d)	2,630,704	2,635,502
Tesla Auto Lease Trust 2023-B Series 2023-B Class A2, 6.02% 9/22/25 (b)	883,000	885,002
Tesla Auto Lease Trust 23-A Series 2023-A Class A2, 5.86% 8/20/25 (b)	2,038,248	2,041,815
Tesla Electric Vehicle Trust 2023-1 Series 2023-1 Class A2A, 5.54% 12/21/26 (b)	3,100,000	3,102,384
Towd Point Mortgage Trust:
Series 2017-1 Class A1, 2.75% 10/25/56 (b)(c)	5,904	5,879
Series 2019-1 Class A1, 3.75% 3/25/58 (b)(c)	427,677	405,984
Toyota Auto Receivables Series 2022-D Class A2A, 5.27% 1/15/26	1,872,056	1,870,547
Toyota Auto Receivables 2023-C Series 2023-C Class A2A, 5.6% 8/17/26	2,507,335	2,507,543
Toyota Auto Receivables 2023-D Series 2023-D Class A2A, 5.8% 11/16/26	1,749,000	1,754,642
Toyota Auto Receivables Owner Trust Series 2023-A Class A2, 5.05% 1/15/26	1,291,701	1,289,847
Toyota Lease Owner Trust Series 2024-A Class A2A, 5.33% 7/20/26 (b)	3,000,000	2,999,161
Toyota Lease Owner Trust 2023- Series 2023-B Class A2A, 5.73% 4/20/26 (b)	1,811,427	1,816,716
Usaa Auto Owner Trust 2023-A Series 2023-A Class A2, 5.83% 7/15/26 (b)	1,834,000	1,836,442
USCLN 2023-1 Series 2023-1 Class B, 6.789% 8/25/32 (b)	222,692	224,084
Verdant Receivables 2023-1 LLC Series 2023-1A Class A2, 6.24% 1/13/31 (b)	954,384	955,281
Verizon Master Trust:
Series 2023 2 Class A, 4.89% 4/13/28	1,891,000	1,880,939
Series 2023-5 Class A1A, 5.61% 9/8/28	2,177,000	2,187,667
Volkswagen Auto Lease Trust 20 Series 2023-A Class A2A, 5.87% 1/20/26	3,000,000	3,006,247
Volkswagen Auto Loan Enhanced:
Series 2023-1 Class A2A, 5.5% 12/21/26	2,309,050	2,308,927
Series 2023-2 Class A2A, 5.72% 3/22/27	2,464,000	2,471,565
Wheels Fleet Lease Funding 1 L Series 2023-2A Class A, 6.46% 8/18/38 (b)	1,325,000	1,336,815
Wheels SPV LLC Series 2021-1A Class A, CME Term SOFR 1 Month Index + 0.390% 5.7143% 8/20/29 (b)(c)(d)	630,170	629,673
World Omni Auto Receivables Trust:
Series 2020-A Class C, 1.64% 8/17/26	480,000	479,111
Series 2022-A:
Class A3, 1.66% 5/17/27	987,324	958,529
Class C, 2.55% 9/15/28	600,000	563,371
Series 2022-B, Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.570% 5.8947% 10/15/25 (c)(d)	383,728	383,762
Series 2023-C Class A2A, 5.57% 12/15/26	2,286,000	2,285,959
Series 2023-D Class A2A, 5.91% 2/16/27	1,322,000	1,328,237
World Omni Automobile Lease Series 2023-A Class A2A, 5.47% 11/17/25	382,904	382,614
World Omni Select Auto Trust:
Series 2020-A:
Class B, 0.84% 6/15/26	71,858	71,629
Class C, 1.25% 10/15/26	585,000	574,450
Series 2023-A Class B, 5.87% 8/15/28	280,000	281,008
TOTAL ASSET-BACKED SECURITIES (Cost $322,387,731)		321,199,010

Collateralized Mortgage Obligations - 0.8%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.7%
Angel Oak Mortgage Trust:
sequential payer:
Series 2021-1:
Class A1, 0.909% 1/25/66 (b)	465,342	392,288
Class A2, 1.115% 1/25/66 (b)	136,088	111,288
Series 2021-2 Class A1, 0.985% 4/25/66 (b)	418,593	339,748
Series 2021-3 Class A1, 1.068% 5/25/66 (b)	312,361	260,813
Series 2021-6 Class A3, 1.714% 9/25/66 (b)	367,915	298,665
Angel Oak Mortgage Trust LLC:
Series 2020-3 Class A3, 2.872% 4/25/65 (b)(c)	396,607	369,993
Series 2022-2 Class A1, 3.353% 1/25/67 (b)(c)	1,599,252	1,466,746
Bayview MSR Opportunity Master Fund Trust sequential payer:
Series 2021-1 Class A5, 2.5% 12/25/51 (b)	747,940	645,975
Series 2021-5 Class A5, 2.5% 11/25/51 (b)	1,478,228	1,285,126
BINOM Securitization Trust sequential payer Series 2021-INV1:
Class A2, 2.37% 6/25/56 (b)	987,980	851,916
Class A3, 2.625% 6/25/56 (b)	309,954	268,211
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(c)	234,091	227,991
BRAVO Residential Funding Trust sequential payer Series 2021-NQM3 Class A1, 1.699% 4/25/60 (b)	455,908	420,202
Cfmt 2022-Ebo2 sequential payer Series 2022-EBO2 Class A, 3.169% 7/25/54 (b)	104,138	103,405
CFMT 2022-Hb8 LLC sequential payer Series 2022-HB8 Class A, 3.75% 4/25/25 (b)	1,921,734	1,889,641
Citigroup Mortgage Loan Trust Series 2020-EXP2 Class A3, 2.5% 8/25/50 (b)	187,207	156,060
Colt Funding LLC Series 2021-1 Class A2, 1.167% 6/25/66 (b)	427,255	348,411
COLT Mortgage Loan Trust sequential payer Series 2020-3 Class A1, 1.506% 4/27/65 (b)	50,074	46,689
Connecticut Avenue Securities Trust floater Series 2022-R01 Class 1M1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.000% 6.3217% 12/25/41 (b)(c)(d)	1,148,991	1,148,282
Deephaven Residential Mortgage Trust:
Series 2021-1 Class A2, 0.973% 5/25/65 (b)	76,268	70,142
Series 2021-2 Class A3, 1.26% 4/25/66 (b)	181,299	157,245
Ellington Financial Mortgage Trust:
Series 2019-2 Class A3, 3.046% 11/25/59 (b)	69,823	65,307
Series 2021-1:
Class A1, 0.797% 2/25/66 (b)	92,818	75,865
Class A3, 1.106% 2/25/66 (b)	77,348	63,371
Series 2021-2 Class A3, 1.291% 6/25/66 (b)	249,613	201,191
Series 2021-3 Class A3, 1.55% 9/25/66 (b)	257,461	204,361
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (b)(c)	1,541,406	1,498,741
Flagstar Mortgage Trust floater sequential payer Series 2020-1INV Class A11, CME Term SOFR 1 Month Index + 0.960% 6% 3/25/50 (b)(c)(d)	214,383	204,045
Galton Funding Mortgage Trust:
sequential payer:
Series 2019-H1 Class M1, 3.339% 10/25/59 (b)	600,000	554,065
Series 2020-H1 Class M1, 2.832% 1/25/60 (b)	625,000	509,498
Series 2019-1:
Class A21, 4.5% 2/25/59 (b)	43,716	41,208
Class A32, 4% 2/25/59 (b)	22,098	20,288
GMRF Mortgage Acquisition Co., LLC Series 2018-1 Class A33, 3.5% 11/25/57 (b)	53,826	47,350
GS Mortgage-Backed Securites Trust Series 2014-EB1A Class 2A1, 5.1329% 7/25/44 (b)(c)	6,210	6,110
Imperial Fund Mortgage Trust:
sequential payer Series 2022-NQM4 Class A1, 4.767% 6/25/67 (b)	1,376,444	1,358,322
Series 2021-NQM2 Class A3, 1.516% 9/25/56 (b)	414,629	335,767
J.P. Morgan Mortgage Trust Series 2020-INV1 Class A15, 3.5% 8/25/50 (b)	149,703	129,192
MFRA Trust Series 2021-NQM2 Class A2, 1.317% 11/25/64 (b)	188,974	157,141
Mill City Mortgage Loan Trust Series 2017-2 Class A1, 2.75% 7/25/59 (b)	72	72
Morgan Stanley Residential Mor Series 2023-NQM1 Class A2, 7.53% 9/25/68 (b)	237,086	241,575
NMLT Trust sequential payer Series 2021-INV2 Class A3, 1.52% 8/25/56 (b)	358,426	292,756
Obx 2023-Nqm10 Trust Series 2023-NQM10 Class A2, 6.92% 10/25/63 (b)	96,721	97,655
Obx 2023-Nqm9 Trust Series 2023-NQM9 Class A2, 7.513% 10/25/63 (b)	95,303	97,207
OBX Trust:
floater Series 2020-EXP1 Class 2A2, CME Term SOFR 1 Month Index + 1.060% 6.3854% 2/25/60 (b)(c)(d)	161,849	152,167
Series 2020-EXP1 Class 1A8, 3.5% 2/25/60 (b)(c)	308,879	268,925
Series 2020-EXP2:
Class A8, 3% 5/25/60 (b)	389,337	328,355
Class A9, 3% 5/25/60 (b)	95,779	80,066
Series 2020-INV1 Class A5, 3.5% 12/25/49 (b)	84,297	74,084
Ocwen Ln Investment Trust 2023-Hb1 Series 2023-HB1 Class A, 3% 6/25/36 (b)	111,624	106,575
Onslow Bay Financial LLC:
floater Series 2019-EXP2 Class 2A2, CME Term SOFR 1 Month Index + 1.310% 5.9175% 6/25/59 (b)(c)(d)	114,918	113,393
sequential payer Series 2021-NQM1 Class A2, 1.175% 2/25/66 (b)	273,234	222,787
Residential Mortgage Loan Trust Series 2021-INV2 Class A7, 2.5% 9/25/51 (b)	1,423,169	1,239,462
Sequoia Mortgage Trust:
sequential payer Series 2018-CH2 Class A3, 4% 6/25/48 (b)	96,568	88,059
Series 2018-CH2 Class A21, 4% 6/25/48 (b)	43,092	39,295
Series 2018-CH3 Class A19, 4.5% 8/25/48 (b)	6,173	5,971
SG Residential Mortgage Trust Series 2020-2 Class A1, 1.381% 5/25/65 (b)	157,416	138,030
Starwood Mortgage Residential Trust:
sequential payer Series 2019-INV1 Class A3, 2.916% 9/27/49 (b)	363,924	349,204
Series 2020-1 Class A2, 2.408% 2/25/50 (b)	350,372	322,750
Series 2021-2 Class A1, 0.943% 5/25/65 (b)	354,121	317,015
Series 2021-4 Class A1, 1.162% 8/25/56 (b)	995,921	818,145
Toorak Mortgage Corp. Series 2021-INV1 Class A2, 1.409% 7/25/56 (b)	178,199	153,533
Towd Point Mortgage Trust Series 2017-3 Class A1, 2.75% 7/25/57 (b)(c)	79,760	78,287
Verus Securitization Trust:
sequential payer Series 2020-INV1 Class A1, 1.977% 3/25/60 (b)	19,716	19,524
Series 2019-INV2 Class A2, 4.117% 7/25/59 (b)	178,398	174,238
Series 2020-5 Class A3, 1.733% 5/25/65 (b)	112,513	104,527
Series 2021-1:
Class A2, 1.052% 1/25/66 (b)	174,888	150,128
Class A3, 1.155% 1/25/66 (b)	103,343	88,772
Series 2021-2 Class A1, 1.031% 2/25/66 (b)	256,666	220,795
Series 2021-5 Class A3, 1.373% 9/25/66 (b)	339,065	278,288
Series 2021-7 Class A1, 1.829% 10/25/66 (b)	1,357,500	1,172,872
Series 2021-R1 Class A2, 1.057% 10/25/63 (b)	75,105	69,313
Series 2021-R2 Class A1, 0.918% 2/25/64 (b)	272,114	239,039
Series 2022-1 Class A3, 3.288% 1/25/67 (b)	1,569,811	1,372,176
Series 2022-6 Class A1, 4.91% 6/25/67 (b)	551,609	549,208
Verus Securitization Trust 202 Series 2023-8 Class A2, 6.6642% 12/25/68 (b)	369,757	371,427
Verus Securitization Trust 2023-7 Series 2023-7 Class A2, 7.272% 10/25/68 (b)	172,649	175,192
Verus Securitization Trust 2023-I Series 2023-INV3 Class A2, 7.33% 11/25/68 (b)	407,459	414,712
Verus Securitization Trust 23- Series 2023-6 Class A2, 6.939% 9/25/68 (b)	429,898	433,548
Vista Point Securitization Trust sequential payer Series 2020-2 Class A3, 2.496% 4/25/65 (b)	632,770	594,102
Wells Fargo Mortgage Backed Securities Trust Series 2021-RR1 Class A3, 2.5% 12/25/50 (b)(c)	11,622	10,176
TOTAL PRIVATE SPONSOR		28,394,064
U.S. Government Agency - 0.1%
Fannie Mae Series 2017-90 Class KA, 3% 11/25/47	392,055	362,323
Fannie Mae Connecticut Avenue Securities floater Series 2017-C05 Class 1ED3, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.310% 6.6361% 1/25/30 (c)(d)	4,958	4,959
Freddie Mac planned amortization class Series 3713 Class PA, 2% 2/15/40	75,168	73,393
Freddie Mac STACR REMIC Trust floater:
Series 2021-DNA3 Class M2, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.100% 7.4217% 10/25/33 (b)(c)(d)	690,000	698,090
Series 2021-DNA5 Class M2, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.650% 6.9717% 1/25/34 (b)(c)(d)	262,761	265,830
Series 2021-DNA7 Class M2, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.800% 7.1217% 11/25/41 (b)(c)(d)	555,000	558,793
Series 2022-DNA5 Class M1A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.950% 8.2717% 6/25/42 (b)(c)(d)	967,403	994,125
Freddie Mac Whole Loan Securities Trust Series 2017-SC02 Class M1, 3.8636% 5/25/47 (b)(c)	39,053	37,553
TOTAL U.S. GOVERNMENT AGENCY		2,995,066
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $34,427,846)		31,389,130

Commercial Mortgage Securities - 2.0%
	Principal Amount (a)	Value ($)
ALEN Mortgage Trust floater Series 2021-ACEN Class A, CME Term SOFR 1 Month Index + 1.260% 6.5825% 4/15/34 (b)(c)(d)	595,000	541,830
Americold Realty Trust floater Series 2020-ICE5 Class B, CME Term SOFR 1 Month Index + 1.410% 6.7365% 11/15/37 (b)(c)(d)	1,705,489	1,698,027
BAMLL Commercial Mortgage Securities Trust floater:
Series 2021-JACX Class C, CME Term SOFR 1 Month Index + 2.110% 7.4325% 9/15/38 (b)(c)(d)	805,000	692,563
Series 2022-DKLX Class A, CME Term SOFR 1 Month Index + 1.150% 6.468% 1/15/39 (b)(c)(d)	1,014,000	1,000,691
Banc of America Merrill Lynch Large Loan, Inc. floater Series 2018-DSNY Class A, CME Term SOFR 1 Month Index + 1.100% 6.465% 9/15/34 (b)(c)(d)	1,070,000	1,070,033
BANK Series 2019-BN19 Class A1, 2.263% 8/15/61	110,041	103,687
BCP Trust floater Series 2021-330N Class A, CME Term SOFR 1 Month Index + 0.910% 6.2315% 6/15/38 (b)(c)(d)	500,000	471,266
BLOX Trust floater sequential payer Series 2021-BLOX Class A, CME Term SOFR 1 Month Index + 0.860% 6.1825% 9/15/26 (b)(c)(d)	2,040,000	1,969,144
BLP Commercial Mortgage Trust sequential payer Series 2024-IND2 Class A, CME Term SOFR 1 Month Index + 1.340% 6.6422% 3/15/41 (b)(c)(d)	434,000	433,655
BPR Trust floater:
Series 2021-TY Class B, CME Term SOFR 1 Month Index + 1.260% 6.5825% 9/15/38 (b)(c)(d)	780,000	770,078
Series 2022-OANA Class A, CME Term SOFR 1 Month Index + 1.890% 7.2156% 4/15/37 (b)(c)(d)	3,529,000	3,539,908
BSREP Commercial Mortgage Trust floater Series 2021-DC Class D, CME Term SOFR 1 Month Index + 2.010% 7.3325% 8/15/38 (b)(c)(d)	322,220	245,870
BX Commercial Mortgage Trust:
floater:
Series 2019-IMC Class B, CME Term SOFR 1 Month Index + 1.340% 6.6643% 4/15/34 (b)(c)(d)	603,734	601,546
Series 2021-ACNT Class A, CME Term SOFR 1 Month Index + 0.960% 6.2825% 11/15/38 (b)(c)(d)	1,810,321	1,798,440
Series 2021-BXMF Class A, CME Term SOFR 1 Month Index + 0.750% 6.0684% 10/15/26 (b)(c)(d)	1,609,468	1,590,355
Series 2021-PAC Class A, CME Term SOFR 1 Month Index + 0.800% 6.1216% 10/15/36 (b)(c)(d)	1,872,000	1,852,695
Series 2021-VINO Class A, CME Term SOFR 1 Month Index + 0.760% 6.0848% 5/1/38 (b)(c)(d)	1,209,325	1,197,279
Series 2022-CSMO Class B, CME Term SOFR 1 Month Index + 3.140% 8.4583% 6/15/27 (b)(c)(d)	1,090,000	1,093,066
Series 2022-LP2 Class A, CME Term SOFR 1 Month Index + 1.010% 6.3305% 2/15/39 (b)(c)(d)	2,091,603	2,076,570
Series 2023-XL3 Class A, CME Term SOFR 1 Month Index + 1.760% 7.0791% 12/9/40 (b)(c)(d)	684,000	688,703
floater sequential payer Series 2019-IMC Class A, CME Term SOFR 1 Month Index + 1.040% 6.3643% 4/15/34 (b)(c)(d)	2,305,000	2,298,851
BX Commercial Mortgage Trust 2024-Xl4 floater sequential payer Series 2024-XL4 Class A, CME Term SOFR 1 Month Index + 1.440% 6.7597% 2/15/39 (b)(c)(d)	1,041,000	1,041,000
BX Commerical Mortgage Trust floater sequential payer Series 2021-SOAR Class A, CME Term SOFR 1 Month Index + 0.780% 6.1025% 6/15/38 (b)(c)(d)	1,568,636	1,553,930
BX Trust floater:
Series 2021-ARIA Class C, CME Term SOFR 1 Month Index + 1.760% 7.0785% 10/15/36 (b)(c)(d)	590,000	578,016
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.4826% 8/15/39 (b)(c)(d)	1,186,802	1,189,778
CGDB Commercial Mortgage Trust floater Series 2019-MOB Class A, CME Term SOFR 1 Month Index + 1.060% 6.3825% 11/15/36 (b)(c)(d)	1,033,000	1,021,352
Citigroup Commercial Mortgage Trust:
Series 2013-375P Class C, 3.5176% 5/10/35 (b)(c)	560,000	518,151
Series 2015-GC27 Class A5, 3.137% 2/10/48	3,000,000	2,943,192
COMM Mortgage Trust:
Series 2014-CR15 Class B, 4.0905% 2/10/47 (c)	502,809	479,431
Series 2014-CR19 Class AM, 4.08% 8/10/47	1,846,434	1,817,807
Series 2014-UBS2 Class B, 4.701% 3/10/47	663,773	633,122
Series 2015-CR22:
Class B, 3.926% 3/10/48 (c)	405,000	376,532
Class C, 4.0661% 3/10/48 (c)	740,000	677,725
Commercial Mortgage Trust:
sequential payer Series 2017-PANW Class A, 3.244% 10/10/29 (b)	100,000	91,000
Series 2017-PANW Class D, 3.9347% 10/10/29 (b)(c)	345,000	303,600
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class A, CME Term SOFR 1 Month Index + 1.020% 6.345% 5/15/36 (b)(c)(d)	5,471,388	5,471,433
Class C, CME Term SOFR 1 Month Index + 1.470% 6.795% 5/15/36 (b)(c)(d)	1,012,481	1,012,446
Class D, CME Term SOFR 1 Month Index + 1.640% 6.965% 5/15/36 (b)(c)(d)	778,064	777,712
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	435,959	403,724
Series 2020-NET Class D, 3.7042% 8/15/37 (b)(c)	985,000	901,721
CSAIL Commercial Mortgage Trust:
sequential payer Series 2015-C3 Class A4, 3.7182% 8/15/48	670,000	649,060
Series 2019-C16 Class A1, 2.3595% 6/15/52	69,508	68,931
CSMC Trust Series 2017-CHOP Class A, PRIME RATE - 2.300% 6.194% 7/15/32 (b)(c)(d)	997,340	959,419
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, CME Term SOFR 1 Month Index + 0.810% 6.1335% 11/15/38 (b)(c)(d)	2,552,030	2,526,509
Extended Stay America Trust floater Series 2021-ESH:
Class A, CME Term SOFR 1 Month Index + 1.190% 6.5125% 7/15/38 (b)(c)(d)	789,932	788,946
Class C, CME Term SOFR 1 Month Index + 1.810% 7.1325% 7/15/38 (b)(c)(d)	745,996	744,831
Fontainebleau Miami Beach Trust sequential payer Series 2019-FBLU Class A, 3.144% 12/10/36 (b)	515,000	501,166
Freddie Mac Series 2023-K753 Class A1, 4.6% 6/25/30	571,705	568,782
Great Wolf Trust floater Series 2019-WOLF:
Class A, CME Term SOFR 1 Month Index + 1.340% 6.6665% 12/15/36 (b)(c)(d)	1,906,000	1,904,809
Class C, CME Term SOFR 1 Month Index + 1.940% 7.2655% 12/15/36 (b)(c)(d)	600,000	598,688
GS Mortgage Securities Corp. Trust floater Series 2021-ROSS Class B, CME Term SOFR 1 Month Index + 1.710% 7.0325% 5/15/26 (b)(c)(d)(h)	685,000	542,534
GS Mortgage Securities Trust floater Series 2021-IP Class A, CME Term SOFR 1 Month Index + 1.060% 6.3825% 10/15/36 (b)(c)(d)	1,087,000	1,071,399
J.P. Morgan Chase Commercial Mortgage Securities Trust floater Series 2020-609M:
Class B, CME Term SOFR 1 Month Index + 2.130% 7.4525% 10/15/33 (b)(c)(d)	995,000	927,838
Class C, CME Term SOFR 1 Month Index + 2.530% 7.8525% 10/15/33 (b)(c)(d)	805,000	702,363
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2019-BKWD:
Class A, CME Term SOFR 1 Month Index + 1.610% 6.9325% 9/15/29 (b)(c)(d)	1,298,647	1,220,906
Class C, CME Term SOFR 1 Month Index + 2.210% 7.5325% 9/15/29 (b)(c)(d)(h)	575,000	447,124
KNDR Trust floater Series 2021-KIND Class C, CME Term SOFR 1 Month Index + 1.860% 7.1845% 8/15/38 (b)(c)(d)	972,018	917,921
Life Financial Services Trust floater Series 2022-BMR2 Class A1, CME Term SOFR 1 Month Index + 1.290% 6.6129% 5/15/39 (b)(c)(d)	2,874,000	2,848,853
LIFE Mortgage Trust floater Series 2021-BMR Class A, CME Term SOFR 1 Month Index + 0.810% 6.1325% 3/15/38 (b)(c)(d)	1,631,730	1,613,883
Merit floater Series 2021-STOR Class A, CME Term SOFR 1 Month Index + 0.810% 6.1325% 7/15/38 (b)(c)(d)	907,000	899,064
MHC Commercial Mortgage Trust floater Series 2021-MHC Class B, CME Term SOFR 1 Month Index + 1.210% 6.5334% 4/15/38 (b)(c)(d)	595,602	591,139
Morgan Stanley Capital I Trust:
floater:
Series 2018-BOP Class A, CME Term SOFR 1 Month Index + 0.890% 6.215% 8/15/33 (b)(c)(d)	3,654,512	3,015,090
Series 2019-NUGS Class D, CME Term SOFR 1 Month Index + 1.910% 7.2325% 12/15/36 (b)(c)(d)	510,000	191,382
sequential payer Series 2014-150E Class A, 3.912% 9/9/32 (b)	1,325,000	1,118,710
Open Trust 2023-Air sequential payer Series 2023-AIR Class A, CME Term SOFR 1 Month Index + 3.080% 8.4067% 10/15/28 (b)(c)(d)	618,133	620,451
OPG Trust floater Series 2021-PORT Class A, CME Term SOFR 1 Month Index + 0.590% 5.9165% 10/15/36 (b)(c)(d)	2,705,831	2,665,244
RLGH Trust floater Series 2021-TROT Class A, CME Term SOFR 1 Month Index + 0.910% 6.2325% 4/15/36 (b)(c)(d)	650,000	642,333
Scg 2023-Nash Mtg Trust floater sequential payer Series 2023-NASH Class A, CME Term SOFR 1 Month Index + 2.390% 7.7082% 12/15/40 (b)(c)(d)	655,000	659,096
SREIT Trust floater Series 2021-MFP Class A, CME Term SOFR 1 Month Index + 0.840% 6.1629% 11/15/38 (b)(c)(d)	1,677,381	1,669,788
Wells Fargo Commercial Mortgage Trust Series 2015-NXS2 Class A2, 3.02% 7/15/58	76,770	74,774
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $82,082,167)		79,276,962

Municipal Securities - 0.0%
	Principal Amount (a)	Value ($)
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2021 A1, 1.711% 6/1/24 (Cost $800,000)	800,000	791,838

Bank Notes - 0.0%
	Principal Amount (a)	Value ($)
Fifth Third Bank, Cincinnati 2.25% 2/1/27 (Cost $473,947)	520,000	477,101

Certificates of Deposit - 0.3%
	Principal Amount (a)	Value ($)
Toronto-Dominion Bank yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.670% 5.98% 3/25/24 (c)(d)	4,000,000	4,001,540
Wells Fargo Bank NA U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.630% 5.94% 7/18/24 (c)(d)	10,000,000	10,017,069
TOTAL CERTIFICATES OF DEPOSIT (Cost $14,000,000)		14,018,609

Commercial Paper - 0.2%
	Principal Amount (a)	Value ($)
Bayer Corp. 5.93% 7/9/24	4,000,000	3,917,512
Brunswick Corp. 0% 3/15/24	1,875,000	1,870,584
VF Corp. 0% 3/25/24	1,780,000	1,773,278
TOTAL COMMERCIAL PAPER (Cost $7,557,612)		7,561,374

Short-Term Funds - 57.3%
	Shares	Value ($)
Short-Term Funds - 57.3%
Baird Short-Term Bond Fund - Institutional Class	13,616,224	127,584,019
Baird Ultra Short Bond Fund Institutional Class	36,843,732	371,753,254
Fidelity SAI Short-Term Bond Fund (i)	14,171,027	136,183,568
iShares Lehman 1-3 Year Treasury Bond ETF (e)	2,707,704	221,327,725
iShares Ultra Short-Term Bond ETF	4,327,427	218,729,798
JPMorgan Ultra-Short Income ETF (e)	7,733,323	390,068,812
Morgan Stanley Institutional Fund Trust Ultra-Short Income Portfolio Class IR	14,973,880	149,589,061
PIMCO Short-Term Fund Institutional Class	46,488,286	447,217,302
T. Rowe Price Ultra Short-Term Bond Fund	53,362,424	268,412,995

TOTAL SHORT-TERM FUNDS (Cost $2,338,766,457)		2,330,866,534

Money Market Funds - 2.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (j)	9,455,380	9,457,271
Fidelity Investments Money Market Government Portfolio Institutional Class 5.24% (i)(k)	17,060,235	17,060,235
Fidelity Securities Lending Cash Central Fund 5.39% (j)(l)	52,554,833	52,560,089
State Street Institutional U.S. Government Money Market Fund Premier Class 5.28% (k)	15,236,631	15,236,631
TOTAL MONEY MARKET FUNDS (Cost $94,314,226)		94,314,226

TOTAL INVESTMENT IN SECURITIES - 101.7% (Cost $4,161,484,948)	4,139,894,880
NET OTHER ASSETS (LIABILITIES) - (1.7)%	(68,277,258)
NET ASSETS - 100.0%	4,071,617,622

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	700	Jun 2024	143,325,000	32,102	32,102

Sold

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	134	Jun 2024	14,798,625	(3,331)	(3,331)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	117	Jun 2024	13,358,109	(13,635)	(13,635)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	12	Jun 2024	1,534,500	(10,737)	(10,737)

TOTAL SOLD					(27,703)

TOTAL FUTURES CONTRACTS					4,399
The notional amount of futures purchased as a percentage of Net Assets is 3.5%
The notional amount of futures sold as a percentage of Net Assets is 0.7%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $519,220,759 or 12.8% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security is on loan at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $790,651.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Level 3 security
(i)	Affiliated Fund
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	46,939,868	316,271,276	353,753,873	1,179,069	-	-	9,457,271	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	4,014,457	1,896,518,010	1,847,972,378	70,807	-	-	52,560,089	0.2%
Total	50,954,325	2,212,789,286	2,201,726,251	1,249,876	-	-	62,017,360

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Investments Money Market Government Portfolio Institutional Class 5.24%	141,768,749	320,399,798	445,108,312	1,644,490	-	-	17,060,235
Fidelity SAI Short-Term Bond Fund	148,312,401	4,097,863	17,208,474	4,095,762	(737,153)	1,718,931	136,183,568
	290,081,150	324,497,661	462,316,786	5,740,252	(737,153)	1,718,931	153,243,803

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Treasury Obligations, Municipal Securities, Bank Notes, Certificates of Deposit and Commercial Paper are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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